Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of significant transactions with related parties

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiaries (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Beijing ModelBest Intelligent Technology Co., Ltd. (“Mianbi”) and its subsidiaries	An investee of the Group
Beijing Radio and Television Station (“BRTS”)	A shareholder of the Company’s VIE

The following table presents significant transactions with related parties for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services purchased from related parties
Tencent Group (i)	137,715	28,822	25,858
Kuaishou Group (ii)	14,373	10,837	60,112
BRTS	—	—	5,660

Services provided to related parties
Tencent Group (iii)	25,741	29,174	16,500
Kuaishou Group (iii)	14,779	5,437	11,658
Mianbi	—	536	2,672

(i)	Services purchased from Tencent Group primarily related to cloud and bandwidth services.
(ii)	Services purchased from Kuaishou Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Services provided to Tencent Group and Kuaishou Group primarily related to marketing services.

The following table presents balances with related parties as of December 31, 2023 and 2024 (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Amount due from related parties
Tencent Group	2,260	6,601
Kuaishou Group	2,492	11,313
Mianbi (i)	13,567	23,674

Amount due to related parties
Tencent Group	7,237	4,863
Kuaishou Group	4,174	1,962
Mianbi (ii)	14,621	—

(i)The balance mainly represents expenditures paid by the Group on behalf of Mianbi.

(ii)The balance represents the long-term investment consideration payable to Mianbi, which is non-trade in nature.